Annual Fund Operating Expenses - Income Stock Fund	Dec. 01, 2021
Fund Shares
Operating Expenses:
Management Fee	0.46%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses after Reimbursement	0.70%	[2]
Inst. Shares
Operating Expenses:
Management Fee	0.46%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver/Expense Reimbursement	(0.01%)
Total Annual Fund Operating Expenses after Reimbursement	0.68%	[2]
R6 Shares
Operating Expenses:
Management Fee	0.41%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver/Expense Reimbursement	(0.38%)
Total Annual Fund Operating Expenses after Reimbursement	0.56%	[2]

[1]	The management fee (which is equal to an annualized rate of 0.50% of the Fund’s average daily net assets) may fluctuate by share class (increase or decrease by up to +/- 0.06% of the average nets assets of a share class) based on a share class’ performance relative to the Lipper Equity Income Funds Index. Assets and performance are each measured over a rolling 36-month period (or number of months beginning July 1, 2019, if fewer). See Fund Management section for a description of the performance adjustment.
[2]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.76% of the Fund Shares, 0.72% of the Institutional Shares, and 0.65% of the R6 Shares, through at least June 30, 2023. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund’s management fee. This agreement may only be terminated by the Fund’s Board of Trustees.